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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended December 31, 2000.


              Check here if Amendment [ __]; Amendment Number [__]

                        This Amendment (Check only one):

                         [__] is a restatement.

                         [__] adds new holdings entries.

Institutional Investment Manager filing this report:

Name: Bay Harbour Management, L.C.
      ----------------------------

Address: 885 Third Avenue, 34th Floor    New York    NY       10022
         ----------------------------------------------------------


Form 13F File Number: 28-06762

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager: John D. Stout Reporting Manager: Bay Harbour Management, L.C.

Name: Bay Harbour Management, L.C.
Title:  Investment Manager
Phone: (212) 371-2211

Signature, Place, and Date of Signing:

     /s/ John D. Stout
--------------------------------------------------------------------------------
[Signature]

     New York City, New York
--------------------------------------------------------------------------------
[City, State]

     February 12, 2001
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager [If there are no entries in this list omit this section.]

Form 13F File Number 28-______________________________________________________

Name__________________________________________________________________________
(Repeat as necessary)

                              Form 13 Summary Page

                                 Report Summary


Number of Other Included Managers: 0


Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total:  $75,426 (thousands)

List of 0ther Included Managers: None

                           FORM 13F INFORMATION TABLE

Page 1 of 2                                                                              Name of Reporting Manager
----------------------------------- ---------------- -------------------- ----------------------- -------------------------------
             Column 1                  Column 2           Column 3               Column 4                               Column 5
----------------------------------- ---------------- -------------------- ----------------------- -------------------------------

                                                                                  Value            Shrs. or prn
          Name of issuer            Title of class          CUSIP                (x$1000)               amt             SH/PRN
----------------------------------- ---------------- -------------------- ----------------------- ---------------- --------------
ARCH                                Common                039381504                        8,734        13,974,485      SH
COMMUNICATIONS
----------------------------------- ---------------- -------------------- ----------------------- ---------------- --------------
BUCKHEAD AMERICA                    Common                11835A105                        2,212          610,247       SH
CORPORATION
----------------------------------- ---------------- -------------------- ----------------------- ---------------- --------------
BUCKHEAD AMERICA                    8% CV                                                  5,000        5,000,000      PRN
CORPORATION                         Bond
----------------------------------- ---------------- -------------------- ----------------------- ---------------- --------------
EMCOR GROUP, INC.                   Common                29084Q100                       34,236        1,342,591       SH

----------------------------------- ---------------- -------------------- ----------------------- ---------------- --------------
GLOBAL LIGHT                        Common                37934X100                       10,076        2,316,400       SH
TELCOM INC.
----------------------------------- ---------------- -------------------- ----------------------- ---------------- --------------

Column Totals                                                                            60,258        23,243,723
----------------------------------- ---------------- -------------------- ---------------------- ----------------- --------------


                           Bay Harbour Management L.C.
                           ---------------------------
-------------------------- ----------------- ----------------------- ---------------- --------------------------------------------
             Column 1                               Column 6              Column 7                     Column 8
-------------------------- ----------------- ----------------------- ---------------- --------------------------------------------
                                                                                                   Voting Authority
                                                                                      --------------------------------------------
                                                                            Other
          Name of issuer      Put/Call       Investment discretion        managers        Sole          Shared          None
-------------------------- ----------------- ----------------------- ---------------- ------------- --------------- --------------
ARCH                                                   X                                   X
COMMUNICATIONS
-------------------------- ----------------- ----------------------- ---------------- ------------- --------------- --------------
BUCKHEAD AMERICA                                       X                                   X
CORPORATION
-------------------------- ----------------- ----------------------- ---------------- ------------- --------------- --------------
BUCKHEAD AMERICA                                       X                                   X
CORPORATION
-------------------------- ----------------- ----------------------- ---------------- ------------- --------------- --------------
EMCOR GROUP, INC.                                      X                                   X
-------------------------- ----------------- ----------------------- ---------------- ------------- --------------- --------------
GLOBAL LIGHT                                           X                                   X
TELCOM INC.
-------------------------- ----------------- ----------------------- ---------------- ------------- --------------- --------------

Column Totals
-------------------------- ----------------- ----------------------- ---------------- ------------- --------------- --------------

                           FORM 13F INFORMATION TABLE


Page 2 of 2                                                                          Name of Reporting Manager

------------------------------- ---------------- ------------------ ----------------------- --------------------------------------
           Column 1                Column 2          Column 3              Column 4                                Column 5
------------------------------- ---------------- ------------------ ----------------------- ------------------- ------------------

                                Title of Class                              Value            Shrs. or prn amt
        Name of Issuer                                 CUSIP               (x$1000)                                  SH/PRN
------------------------------- ---------------- ------------------ ----------------------- ------------------- ------------------
KASPER A.S.L. LTD               Common               485808109                         113             910,480       SH

------------------------------- ---------------- ------------------ ----------------------- ------------------- ------------------
LENNOX                          Common               526107107                       9,052           1,168,000       SH
INTERN.  NC.
------------------------------- ---------------- ------------------ ----------------------- ------------------- ------------------
TRUMP HOTELS &  CASINO          Common               898168109                       2,911           1,552,600       SH
RESORTS, INC.
------------------------------- ---------------- ------------------ ----------------------- ------------------- ------------------
VION                            Common               927624106                         400              50,000       SH
PARMACEUTICALS
INC.
------------------------------- ---------------- ------------------ ----------------------- ------------------- ------------------
WALTER                          Common               93317Q105                       2,690             364,871       SH
INDUSTRIES INC.
------------------------------- ---------------- ------------------ ----------------------- ------------------- ------------------
WIRELESS ONE INC.               Warrants             97652H125                           0               1.000       SH
------------------------------- ---------------- ------------------ ----------------------- ------------------- ------------------

Column Totals                                                                       15,167           4,046,951
------------------------------- ---------------- ------------------ ----------------------- ------------------- ------------------
AGGREGATE TOTAL
                                                                                    75,426          27,290,674
------------------------------- ---------------- ------------------ ----------------------- ------------------- ------------------



                            Bay Harbour Management L.C.
                            ---------------------------
------------------------- ------------------ ----------------------- ----------------- --------------------------------------------
           Column 1                                 Column 6         Column 7                           Column 8
-------------------------  ----------------- ----------------------- ----------------- --------------------------------------------
                                                                                                    Voting Authority
                                                                             Other
        Name of Issuer         Put/Call      Investment Discretion         Managers        Sole           Shared          None
-------------------------  ----------------- ----------------------- ----------------- -------------- ---------------- ------------
KASPER A.S.L. LTD                                      X                                     X

-------------------------  ----------------- ----------------------- ----------------- -------------- ---------------- ------------
LENNOX                                                 X                                     X
INTERN.  NC.
-------------------------  ----------------- ----------------------- ----------------- -------------- ---------------- ------------
TRUMP HOTELS &  CASINO                                 X                                     X
RESORTS, INC.
-------------------------  ----------------- ----------------------- ----------------- -------------- ---------------- ------------
VION                                                   X                                     X
PARMACEUTICALS
INC.
-------------------------  ----------------- ----------------------- ----------------- -------------- ---------------- ------------
WALTER                                                 X                                     X
INDUSTRIES INC.
-------------------------  ----------------- ----------------------- ----------------- -------------- ---------------- ------------
WIRELESS ONE INC.                                      X                                     X
-------------------------  ----------------- ----------------------- ----------------- -------------- ---------------- ------------

Column Totals
-------------------------  ----------------- ----------------------- ----------------- -------------- ---------------- ------------
AGGREGATE TOTAL

-------------------------  ----------------- ----------------------- ----------------- -------------- ---------------- ------------